Borrowings	12 Months Ended
Dec. 31, 2023
Borrowings.
Borrowings

Note 27     Borrowings

Amounts in US$ ‘000	2023	2022
Outstanding amounts as of December 31
Notes due 2027	500,981	497,642
	500,981	497,642
Classified as follows:
Current	12,528	12,528
Non-current	488,453	485,114

On January 17, 2020, the Company placed US$ 350,000,000 aggregate principal amount of 5.500% senior secured notes due 2027 (the “Notes due 2027”), which were offered in a private placement to qualified institutional buyers in accordance with Rule 144A under the Securities Act, and outside the United States to non U.S. persons in accordance with Regulation S under the Securities Act. The Notes due 2027 were priced at 99.285% and carry a coupon of 5.50% per annum (yield 5.625% per annum). Final maturity will be January 17, 2027.

In April 2021, the Company reopened its Notes due 2027, issuing an additional US$ 150,000,000 principal amount. The reopening was priced above par at 101.875%, representing a yield to maturity of 5.117%. The Notes due 2027 were offered in a private placement to qualified institutional buyers in accordance with Rule 144A under the Securities Act, and outside the United States to non-U.S. persons in accordance with Regulation S under the Securities Act. The Notes due 2027 are fully and unconditionally guaranteed by GeoPark Colombia, S.L.U.

From April 2021 to September 2022, the Company repurchased and cancelled its US$ 425,000,000 aggregate principal amount of 6.500% senior secured notes due 2024 (the “Notes due 2024”). In April 2021, the Company executed a tender to purchase US$ 255,000,000 of the Notes due 2024, funded with a combination of cash in hand and the abovementioned reopening of the Notes due 2027. From March to September 2022, the Company repurchased and cancelled the remaining amount of the Notes due 2024 for a nominal amount of US$ 170,000,000. The difference between the carrying amount of debt that was repurchased or redeemed and the consideration paid was recognized within ‘Financial expenses’ in the Consolidated Statement of Income.

The indenture governing the Notes due 2027 includes incurrence test covenants that provide, among other things, that the Net Debt to Adjusted EBITDA ratio should not exceed 3.25 times and the Adjusted EBITDA to Interest ratio should exceed 2.5 times. Failure to comply with the incurrence test covenants does not trigger an event of default. However, this situation may limit the Company’s capacity to incur additional indebtedness, as specified in the indentures governing the Notes. Incurrence covenants, as opposed to maintenance covenants, must be tested by the Company before incurring additional debt or performing certain corporate actions including but not limited to dividend payments, restricted payments and others. As of the date of these Consolidated Financial Statements, the Company complies with all the indentures’ provisions and covenants.

On August 3, 2023, GeoPark Colombia S.A.S., as borrower, and GeoPark Limited, as guarantor, signed a senior unsecured credit agreement with Banco BTG Pactual S.A. and Banco Latinoamericano de Comercio Exterior S.A. which provides GeoPark with access to up to US$ 80,000,000, with an availability period until November 3, 2024, and final maturity on August 3, 2025. The agreement establishes a commitment fee of 1.85% per annum with respect to undrawn amounts and an interest rate of SOFR + 3.70% with respect to amounts drawn. “SOFR” (Secured Overnight Financing Rate) is a broad measure of the cost of borrowing cash overnight collateralized by treasury securities. As of the date of these Consolidated Financial Statements, GeoPark has not withdrawn any amount under this credit facility.

As of the date of these Consolidated Financial Statements, the Group has access to the abovementioned US$ 80,000,000 senior unsecured committed credit facility and to US$ 179,600,000 in uncommitted credit lines.